UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Trend Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Amazon.com, Inc.	5.7
Microsoft Corp.	5.5
Alphabet, Inc. Class A	4.6
MasterCard, Inc. Class A	4.3
Apple, Inc.	3.5
Facebook, Inc. Class A	2.5
UnitedHealth Group, Inc.	1.8
American Tower Corp.	1.5
Netflix, Inc.	1.4
Adobe, Inc.	1.4
32.2

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	37.5
Health Care	15.7
Consumer Discretionary	13.0
Industrials	12.9
Communication Services	10.0

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks	99.1%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 6.6%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.0%
Entertainment - 1.4%
Netflix, Inc. (a)	75,180	$27,615
Interactive Media & Services - 8.2%
Alphabet, Inc. Class A (a)	82,585	89,423
CarGurus, Inc. Class A (a)	233,600	8,435
Facebook, Inc. Class A (a)	248,765	48,012
IAC/InterActiveCorp (a)	31,700	6,896
Match Group, Inc. (b)	88,100	5,926
		158,692
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	102,600	7,607

TOTAL COMMUNICATION SERVICES		193,914

CONSUMER DISCRETIONARY - 12.7%
Distributors - 0.3%
Pool Corp.	27,900	5,329
Diversified Consumer Services - 1.4%
Arco Platform Ltd. Class A	177,300	7,762
Bright Horizons Family Solutions, Inc. (a)	43,700	6,593
Service Corp. International	122,400	5,726
ServiceMaster Global Holdings, Inc. (a)	118,600	6,178
		26,259
Hotels, Restaurants & Leisure - 1.7%
Domino's Pizza, Inc.	22,800	6,345
Dunkin' Brands Group, Inc.	100,600	8,014
Marriott International, Inc. Class A	74,000	10,381
McDonald's Corp.	44,400	9,220
		33,960
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	58,283	110,373
The RealReal, Inc.	4,100	118
Wayfair LLC Class A (a)	8,000	1,168
		111,659
Multiline Retail - 0.8%
Dollar General Corp.	74,200	10,029
Dollar Tree, Inc. (a)	42,800	4,596
		14,625
Specialty Retail - 1.0%
Tiffany & Co., Inc.	50,000	4,682
TJX Companies, Inc.	293,800	15,536
		20,218
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	25,900	11,011
NIKE, Inc. Class B	286,800	24,077
		35,088

TOTAL CONSUMER DISCRETIONARY		247,138

CONSUMER STAPLES - 3.8%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	240,600	6,953
Monster Beverage Corp. (a)	58,800	3,753
The Coca-Cola Co.	484,700	24,681
		35,387
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.	212,100	5,599
Costco Wholesale Corp.	78,300	20,692
		26,291
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	63,800	11,682

TOTAL CONSUMER STAPLES		73,360

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd.	311,702	5,665
FINANCIALS - 3.4%
Banks - 0.6%
HDFC Bank Ltd. sponsored ADR	82,500	10,728
Capital Markets - 2.2%
Cboe Global Markets, Inc.	69,400	7,192
CME Group, Inc.	35,200	6,833
IntercontinentalExchange, Inc.	98,100	8,431
Moody's Corp.	48,600	9,492
MSCI, Inc.	49,100	11,725
		43,673
Consumer Finance - 0.6%
American Express Co.	93,700	11,566

TOTAL FINANCIALS		65,967

HEALTH CARE - 15.7%
Biotechnology - 3.4%
AbbVie, Inc.	198,007	14,399
Alexion Pharmaceuticals, Inc. (a)	62,900	8,239
Amgen, Inc.	22,800	4,202
bluebird bio, Inc. (a)	4,200	534
Exact Sciences Corp. (a)	65,300	7,708
Intercept Pharmaceuticals, Inc. (a)	22,200	1,766
Neurocrine Biosciences, Inc. (a)	53,800	4,542
Sarepta Therapeutics, Inc. (a)	52,000	7,901
Vertex Pharmaceuticals, Inc. (a)	90,900	16,669
		65,960
Health Care Equipment & Supplies - 6.0%
Abbott Laboratories	57,800	4,861
Becton, Dickinson & Co.	39,000	9,828
Boston Scientific Corp. (a)	359,442	15,449
Danaher Corp.	35,700	5,102
IDEXX Laboratories, Inc. (a)	64,000	17,621
Insulet Corp. (a)	37,513	4,478
Intuitive Surgical, Inc. (a)	29,950	15,710
Masimo Corp. (a)	40,100	5,968
Penumbra, Inc. (a)	37,400	5,984
ResMed, Inc.	107,000	13,057
Stryker Corp.	87,500	17,988
		116,046
Health Care Providers & Services - 2.5%
Centene Corp. (a)	125,800	6,597
UnitedHealth Group, Inc.	143,600	35,040
Wellcare Health Plans, Inc. (a)	25,000	7,127
		48,764
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	53,700	8,705
Life Sciences Tools & Services - 1.3%
Mettler-Toledo International, Inc. (a)	9,900	8,316
Thermo Fisher Scientific, Inc.	56,600	16,622
		24,938
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	243,000	11,020
Dechra Pharmaceuticals PLC	269,200	9,388
Jazz Pharmaceuticals PLC (a)	10,700	1,525
Nektar Therapeutics (a)	68,200	2,427
Zoetis, Inc. Class A	153,300	17,398
		41,758

TOTAL HEALTH CARE		306,171

INDUSTRIALS - 12.9%
Aerospace & Defense - 4.0%
Airbus Group NV	71,200	10,076
HEICO Corp. Class A	210,500	21,759
Lockheed Martin Corp.	14,100	5,126
Northrop Grumman Corp.	52,100	16,834
The Boeing Co.	36,000	13,104
TransDigm Group, Inc. (a)	23,400	11,321
		78,220
Building Products - 0.6%
Allegion PLC	60,600	6,699
Lennox International, Inc.	16,400	4,510
		11,209
Commercial Services & Supplies - 2.5%
Cintas Corp.	55,300	13,122
Copart, Inc. (a)	181,000	13,528
Rollins, Inc.	322,300	11,561
Waste Connection, Inc. (United States)	107,600	10,284
		48,495
Electrical Equipment - 0.6%
AMETEK, Inc.	51,500	4,678
Fortive Corp.	80,650	6,575
		11,253
Machinery - 1.8%
Gardner Denver Holdings, Inc. (a)	254,000	8,788
Graco, Inc.	119,300	5,986
IDEX Corp.	72,100	12,411
Nordson Corp.	47,500	6,712
		33,897
Professional Services - 0.9%
CoStar Group, Inc. (a)	23,000	12,743
IHS Markit Ltd. (a)	84,500	5,384
		18,127
Road & Rail - 2.5%
Genesee & Wyoming, Inc. Class A (a)	56,900	5,690
Lyft, Inc.	195,578	12,209
Uber Technologies, Inc.	285,407	11,913
Union Pacific Corp.	113,800	19,245
		49,057

TOTAL INDUSTRIALS		250,258

INFORMATION TECHNOLOGY - 37.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	38,600	10,021
Motorola Solutions, Inc.	40,300	6,719
Ubiquiti Networks, Inc. (b)	8,200	1,078
		17,818
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	97,000	9,306
Arlo Technologies, Inc.	89,204	358
CDW Corp.	58,600	6,505
Littelfuse, Inc.	26,300	4,653
Zebra Technologies Corp. Class A (a)	29,400	6,159
		26,981
IT Services - 12.5%
Accenture PLC Class A	111,500	20,602
Adyen BV (c)	11,065	8,538
Automatic Data Processing, Inc.	101,000	16,698
Booz Allen Hamilton Holding Corp. Class A	154,800	10,249
Broadridge Financial Solutions, Inc.	80,700	10,304
EPAM Systems, Inc. (a)	62,000	10,732
Euronet Worldwide, Inc. (a)	96,300	16,202
Fidelity National Information Services, Inc.	31,900	3,913
Gartner, Inc. (a)	50,000	8,047
Global Payments, Inc.	55,100	8,823
GoDaddy, Inc. (a)	82,000	5,752
Jack Henry & Associates, Inc.	68,200	9,133
MasterCard, Inc. Class A	316,700	83,777
MongoDB, Inc. Class A (a)(b)	73,100	11,118
Okta, Inc. (a)	63,800	7,880
Square, Inc. (a)	34,300	2,488
VeriSign, Inc. (a)	38,600	8,074
		242,330
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	321,700	9,770
ASML Holding NV	24,500	5,094
Broadcom, Inc.	31,800	9,154
KLA-Tencor Corp.	62,600	7,399
Lam Research Corp.	61,400	11,533
Marvell Technology Group Ltd.	111,500	2,662
Microchip Technology, Inc. (b)	82,700	7,170
MKS Instruments, Inc.	61,300	4,775
Monolithic Power Systems, Inc.	32,500	4,413
NVIDIA Corp.	91,300	14,994
Qualcomm, Inc.	77,000	5,857
		82,821
Software - 14.9%
Adobe, Inc. (a)	90,900	26,784
ANSYS, Inc. (a)	61,300	12,555
Aspen Technology, Inc. (a)	54,000	6,711
Atlassian Corp. PLC (a)	56,000	7,327
Autodesk, Inc. (a)	54,400	8,862
Black Knight, Inc. (a)	205,300	12,349
Cadence Design Systems, Inc. (a)	128,600	9,106
Fair Isaac Corp. (a)	25,600	8,039
Intuit, Inc.	50,200	13,119
Microsoft Corp.	801,900	107,423
Parametric Technology Corp. (a)	50,801	4,560
Paycom Software, Inc. (a)	21,800	4,942
Proofpoint, Inc. (a)	14,900	1,792
RingCentral, Inc. (a)	53,500	6,148
Salesforce.com, Inc. (a)	114,870	17,429
ServiceNow, Inc. (a)	42,800	11,752
Synopsys, Inc. (a)	30,800	3,964
Temenos Group AG	60,620	10,845
The Trade Desk, Inc. (a)(b)	18,300	4,168
Workday, Inc. Class A (a)	58,016	11,927
		289,802
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	345,325	68,347

TOTAL INFORMATION TECHNOLOGY		728,099

MATERIALS - 1.4%
Chemicals - 0.8%
Ecolab, Inc.	30,200	5,963
Sherwin-Williams Co.	22,200	10,174
Westlake Chemical Corp.	4,000	278
		16,415
Containers & Packaging - 0.6%
Avery Dennison Corp.	94,600	10,943

TOTAL MATERIALS		27,358

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	140,300	28,684
TOTAL COMMON STOCKS
(Cost $1,369,468)		1,926,614

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(d)(e)	62,891	950
Internet & Direct Marketing Retail - 0.3%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	4,000
Series E (a)(d)(e)	102,016	2,000
		6,000

TOTAL CONSUMER DISCRETIONARY		6,950

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	90,446	1,670
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,594)		8,620

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.42% (f)	8,200,555	8,202
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	22,811,518	22,814
TOTAL MONEY MARKET FUNDS
(Cost $31,016)		31,016
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,408,078)		1,966,250
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(21,413)
NET ASSETS - 100%		$1,944,837

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,538,000 or 0.4% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,620,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$724
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$134
Fidelity Securities Lending Cash Central Fund	41
Total	$175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$193,914	$193,914	$--	$--
Consumer Discretionary	254,088	236,127	11,011	6,950
Consumer Staples	73,360	73,360	--	--
Energy	5,665	5,665	--	--
Financials	65,967	65,967	--	--
Health Care	306,171	306,171	--	--
Industrials	250,258	216,060	34,198	--
Information Technology	729,769	728,099	--	1,670
Materials	27,358	27,358	--	--
Real Estate	28,684	28,684	--	--
Money Market Funds	31,016	31,016	--	--
Total Investments in Securities:	$1,966,250	$1,912,421	$45,209	$8,620

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$24,175
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(9,677)
Cost of Purchases	--
Proceeds of Sales	(12,828)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2019	$675
Equities - Other Investments in Securities
Beginning Balance	$6,298
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	652
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2019	$652

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,216) — See accompanying schedule: Unaffiliated issuers (cost $1,377,062)	$1,935,234
Fidelity Central Funds (cost $31,016)	31,016
Total Investment in Securities (cost $1,408,078)		$1,966,250
Receivable for investments sold		67,225
Receivable for fund shares sold		377
Dividends receivable		1,009
Distributions receivable from Fidelity Central Funds		25
Other receivables		64
Total assets		2,034,950
Liabilities
Payable for investments purchased	$62,462
Payable for fund shares redeemed	3,674
Accrued management fee	816
Other affiliated payables	261
Other payables and accrued expenses	88
Collateral on securities loaned	22,812
Total liabilities		90,113
Net Assets		$1,944,837
Net Assets consist of:
Paid in capital		$1,235,587
Total distributable earnings (loss)		709,250
Net Assets, for 18,295 shares outstanding		$1,944,837
Net Asset Value, offering price and redemption price per share ($1,944,837 ÷ 18,295 shares)		$106.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$8,071
Income from Fidelity Central Funds (including $41 from security lending)		175
Total income		8,246
Expenses
Management fee
Basic fee	$4,901
Performance adjustment	(588)
Transfer agent fees	1,252
Accounting and security lending fees	281
Custodian fees and expenses	15
Independent trustees' fees and expenses	4
Registration fees	34
Audit	45
Legal	5
Interest	1
Miscellaneous	7
Total expenses before reductions	5,957
Expense reductions	(31)
Total expenses after reductions		5,926
Net investment income (loss)		2,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	157,022
Foreign currency transactions	7
Total net realized gain (loss)		157,029
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $32)	205,480
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		205,479
Net gain (loss)		362,508
Net increase (decrease) in net assets resulting from operations		$364,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,320	$4,127
Net realized gain (loss)	157,029	146,071
Change in net unrealized appreciation (depreciation)	205,479	(196,488)
Net increase (decrease) in net assets resulting from operations	364,828	(46,290)
Distributions to shareholders	(16,760)	(167,944)
Share transactions
Proceeds from sales of shares	73,937	165,457
Reinvestment of distributions	15,411	153,815
Cost of shares redeemed	(113,183)	(261,829)
Net increase (decrease) in net assets resulting from share transactions	(23,835)	57,443
Total increase (decrease) in net assets	324,233	(156,791)
Net Assets
Beginning of period	1,620,604	1,777,395
End of period	$1,944,837	$1,620,604
Other Information
Shares
Sold	731	1,575
Issued in reinvestment of distributions	163	1,669
Redeemed	(1,139)	(2,550)
Net increase (decrease)	(245)	694

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Trend Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.41	$99.60	$84.03	$84.63	$85.65	$86.62
Income from Investment Operations
Net investment income (loss)A	.13	.23	.32	.40	1.00B	.80C
Net realized and unrealized gain (loss)	19.67	(2.85)	24.16	3.41	3.43	9.85
Total from investment operations	19.80	(2.62)	24.48	3.81	4.43	10.65
Distributions from net investment income	(.01)	(.22)D	(.35)	(.39)	(.93)	(.76)
Distributions from net realized gain	(.90)	(9.34)D	(8.56)	(4.03)	(4.52)	(10.86)
Total distributions	(.91)	(9.57)E	(8.91)	(4.41)F	(5.45)	(11.62)
Net asset value, end of period	$106.30	$87.41	$99.60	$84.03	$84.63	$85.65
Total ReturnG,H	22.78%	(2.96)%	29.42%	4.57%	5.32%	12.52%
Ratios to Average Net AssetsI,J
Expenses before reductions	.65%K	.67%	.67%	.74%	.77%	.75%
Expenses net of fee waivers, if any	.65%K	.67%	.67%	.74%	.77%	.75%
Expenses net of all reductions	.65%K	.66%	.66%	.73%	.76%	.75%
Net investment income (loss)	.25%K	.22%	.33%	.47%	1.15%B	.91%C
Supplemental Data
Net assets, end of period (in millions)	$1,945	$1,621	$1,777	$1,495	$1,475	$1,470
Portfolio turnover rateL	122%K	88%	128%	129%	140%	159%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $9.57 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $9.341 per share.

 F Total distributions of $4.41 per share is comprised of distributions from net investment income of $.386 and distributions from net realized gain of $4.026 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $9 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. for the period ended December 31, 2018.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$574,711
Gross unrealized depreciation	(17,545)
Net unrealized appreciation (depreciation)	$557,166
Tax cost	$1,409,084

The Fund elected to defer to its next fiscal year approximately $4,121 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,101,279 and $1,135,742, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,450	2.66%	$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $72.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $6, respectively.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.65%	$1,000.00	$1,227.80	$3.59
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Trend Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in July 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Trend Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Trend Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TRE-SANN-0819
1.705631.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019